Note 19 - Asset Acquisition	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Asset Acquisition [Text Block]
Note
19.
Asset Acquisition

On
March 7, 2018,
Avalon, through a newly created subsidiary, Avalon Mahoning Sports Center, Inc., completed the acquisition of the Boardman Tennis Center facility in Boardman, Ohio for approximately
$1.3
million in cash. In accordance with our Term Loan Agreement, the Company withdrew funds from the restricted cash account for reimbursement for capital expenditures incurred in
2017
related to The Avalon Inn that were paid with operating cash to fund the acquisition of the Boardman Tennis Center facility. Subsequent to the acquisition, the Boardman Tennis Center facility was renamed the Avalon Athletic Club at Boardman. The primary assets of the Avalon Athletic Club at Boardman include the acquired real property consisting of the building and associated land.

The Avalon Athletic Club at Boardman is currently in operation. The operating results are included in the Company’s Consolidated Statements of Operations and within Avalon’s golf and related operations segment from the date of acquisition. The net operating revenues and results of operations related to the Avalon Athletic Club at Boardman from the period of acquisition are not
significant and, accordingly, are
not
provided.

In the
third
quarter of
2018,
the Company began renovating the facility. The renovations include the conversion of the facility into a multipurpose recreation center including indoor tennis, basketball, volleyball and pickleball courts and a fitness area. The facilities interior renovations were completed in the first
quarter of
2019.

The acquisition of the facility and its associated subsequent renovation is consistent with the Company’s athletics and fitness business strategy. Members of the Avalon Golf and Country Club have access to the facility and all the athletic and fitness related activities offered by the Avalon Athletic Club at Boardman. In addition, hotel guests at The Avalon Inn can utilize the facility during their stay. The Avalon Athletic Club at Boardman earns revenue through membership fees, athletic and fitness related activities.

The Company accounted for the acquisition of the Avalon Athletic Club at Boardman in accordance with ASU
2017
-
01.
In accordance with ASU
2017
-
01,
the Company evaluated whether to account for the transaction as either a business or asset acquisition. The Company determined that all of the fair value of the gross assets acquired was concentrated in the Boardman Tennis Center building and associated land. In accordance with the guidance, assets that are attached to each other, such as land and a building residing on the land which cannot be physically removed and used separately from each other without incurring significant cost are considered to be a single identifiable asset. In accordance with ASU
2017
-
01,
the Company accounted for the transaction as an asset acquisition as all of the value of the gross assets acquired resides in that single asset.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the transaction date (in thousands):

Assets acquired:
Building and land	$1,302
Total assets acquired:	1,302
Liabilities assumed:
Accrued liabilities	33
Total liabilities assumed	33
Total consideration	$1,269